Stockholders’ Equity	12 Months Ended
Dec. 31, 2023
Stockholders’ Equity [Line Items]
STOCKHOLDERS’ EQUITY

8 - STOCKHOLDERS’ EQUITY

Authorized and Outstanding Capital Stock

In October 2023, the Company commenced a private placement (the “Series A-2 Private Placement”) of its newly designated Series A-2 Preferred Stock, par value $.00001 per share (the “Series A-2 Preferred Stock”). The Series A-2 Preferred Stock ranks pari passu with the Series A-1 Preferred Stock in the event of a liquidation, dissolution or winding up, or deemed liquidation of the Company. As of December 31, 2023, the Company has (1) issued 12,660,067 shares of Series A-2 Preferred Stock in consideration for approximately $18.2 million in cash and the conversion of debt and other outstanding obligations totaling approximately $5 million and (2) received additional subscriptions totaling approximately $2 million for which shares Series A-2 Preferred Stock have not yet been issued as of such date.

As of December 31, 2023, the number of authorized, issued and outstanding stock is as follows:

	As of December 31, 2023
	Authorized Shares	Shares Issued and Outstanding	Net Carrying Value	Aggregate Liquidation Preference
Series A-2 Preferred Stock	41,000,000	12,660,067	$23,167,923	$23,167,923
Series A-1 Preferred Stock	44,228,636	40,569,493	$81,138,985	$81,138,985
Series A Preferred Stock	35,920,813	35,920,813	$46,210,448	$55,318,051
Common Stock	146,000,000	7,243,514	$2,511,553	-

	As of December 31, 2022
	Authorized Shares	Shares Issued and Outstanding	Net Carrying Value	Aggregate Liquidation Preference
Series A-1 Preferred Stock	62,579,193	35,054,036	$70,108,072	$70,108,072
Series A Preferred Stock	35,920,813	35,920,813	$46,210,448	$55,318,051
Common Stock	117,742,034	7,203,514	$2,511,549	-

Dividends

The holders of the Company’s common stock and preferred stock are entitled to receive dividends when and as declared by the Company’s Board of Directors. No dividends were declared or paid in the years ended December 31, 2023 and December 31, 2022.

Preferred Stock

The Company’s Fourth Amended and Restated Certificate of Incorporation has designated three series of preferred stock: the Series A Preferred Stock, par value $.00001 per share (the “Series A Preferred Stock”), the Series A-1 Preferred Stock, par value $.00001 per share (the “Series A-1 Preferred Stock”), and the Series A-2 Preferred Stock, par value $.00001 per share (the “Series A-2 Preferred Stock” collectively, with the the Series A-1 Preferred Stock, the “Preferred Stock”).

Voting

The Preferred Stock is entitled to cast the number of votes equal to the number of whole shares of Common Stock into which the shares of Preferred Stock are convertible as of the record date for determining stockholders entitled to vote.

Election of Directors

The holders of record of shares of Series A-2 Preferred Stock have no right to elect directors. The holders of record of shares of Series A-1 Preferred Stock, exclusively and as a separate class, are entitled to elect one director of the Company. The holders of record of shares of Series A Preferred Stock, exclusively and as a separate class, are entitled to elect two directors of the Corporation. The holders of record of shares of Common Stock, exclusively and as a separate class, shall be entitled to elect two directors of the Corporation.

Optional Conversion

Each share of Preferred Stock is convertible, at the option of the holder thereof, at any time into shares of Common Stock on a 1:1 basis.

Mandatory Conversion

Upon either (a) the closing of the sale of shares of the Company’s common stock to the public at a price equal to two hundred percent (200%) of the issuance price of the Company’s Series A-1 Preferred Stock (subject to appropriate adjustment in the event of any stock dividend, stock split, combination or other similar recapitalization), in a firm-commitment underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended, that results in the Company receiving at least $25 million of gross proceeds, net of the underwriting discount and commissions, to the Company and in connection with such offering the Company’s common stock is listed for trading on a nationally-recognized exchange or another exchange or marketplace approved the Company’s board of directors or (b) the date and time, or the occurrence of an event, specified by vote or written consent of 66 2/3% of the outstanding Preferred Stock (voting or acting as a single class), then (i) all outstanding shares of Preferred Stock shall automatically be converted into shares of Common Stock, at the then effective conversion rate applicable of the Preferred Stock and (ii) the redeemed shares may not be reissued by the Company.

Liquidation, Dissolution and Winding Up

The Series A-2 Preferred Stock and the Series A-1 Preferred Stock are entitled to receive their respective liquidation preference, on a pro rata basis, from the proceeds of a liquidation, dissolution or winding up before payment of available proceeds on the Series A Preferred Stock, up to $1.83 per share for the Series A-2Preferred Stock and up to $2.00 per share for the Series A-1 Preferred Stock (subject, in each case, to appropriate adjustment in the event of a stock split, stock dividend, combination, reclassification, or similar event). After payment to the holders of the Series A-2 Preferred Stock and the holders of the Series A-1 Preferred Stock, the Series A Preferred Stock is entitled to receive its liquidation preference from the proceeds of a liquidation, dissolution or winding up before payment of available proceeds on the Series A Preferred Stock up to $1.54 per share (subject to appropriate adjustment in the event of a stock split, stock dividend, combination, reclassification, or similar event). Thereafter, the Preferred Stock participates pro rata with the Common Stock in the remaining proceeds.

Deemed Liquidation

The Series A-2 Preferred Stock and the Series A-1 Preferred Stock are entitled to receive their respective liquidation preference, on a pro rata basis, from the proceeds of (1) a merger or consolidation that results in a change of control of the Company, (2) a sale or other disposition of the assets of the Company and its subsidiaries (taken as a whole) or (3) a sale or other disposition of one or more subsidiaries of the Company representing substantially all of the assets of the Company and its subsidiaries, taken as a whole (each such transaction being, a “Deemed Liquidation”) before payment to the Series A Preferred Stock, up to $1.83 per share for the Series A-2 Preferred Stock and up to $2.00 per share for the Series A-1 Preferred Stock (subject, in each case, to appropriate adjustment stock split, stock dividend, combination, reclassification, or similar event). Thereafter, the Series A Preferred Stock is entitled to receive its liquidation preference from the Deemed Liquidation before payment to the Common Stock up to $1.54 per share (subject to appropriate adjustment in the event of a stock split, stock dividend, combination, reclassification, or similar event). After payment to the Preferred Stock, the remaining proceeds of the Deemed Liquidation are payable to the Common Stock on a pro rata basis.

Redemption

The Preferred Stock is not mandatorily redeemable except in the event of a Deemed Liquidation that does not result in a dissolution of the Company. The redemption features are contingent upon the occurrence of certain events which are under the control of the Company, therefore the Preferred Stock is classified as permanent equity on the consolidated balance sheet.

Protective Provisions

The affirmative consent of at least 66 2/3% of the outstanding Preferred Stock consenting or voting (as the case may be) together as a single class on an as converted basis is required: (i) to liquidate, dissolve or wind-up the business and affairs of the Company, or consolidation or a Deemed Liquidation Event, or consent to any of the foregoing; (ii) amend, alter or repeal any provision of the Certificate of Incorporation or Bylaws in a manner that adversely affects the powers, preferences or special rights of the Preferred Stock; (iii) create, or authorize the creation of, issue or obligate itself to issue shares of, any additional class or series of capital stock (or any security convertible or exercisable or exchangeable for any class or series of capital stock) unless the same ranks junior to or pari passu with the Preferred Stock with respect to the distribution of assets on the liquidation, dissolution or winding up of the Company, the payment of dividends, rights of redemption and voting rights, or increase the authorized number of shares of any series of Preferred Stock or increase the authorized number of shares of any additional class or series of capital stock unless the same ranks junior to or pari passu with the Preferred Stock with respect to the distribution of assets on the liquidation, dissolution or winding up of the Company, the payment of dividends, rights of redemption and voting rights, or reclassify, alter or amend any existing class or series of capital stock that is junior to, or pari passu with, the Preferred Stock; or (iv) purchase or redeem (or permit any subsidiary to purchase or redeem) or pay or declare any dividend or make any distribution on, any shares of capital stock of the Company other than (i) redemptions of or dividends or distributions on the Preferred Stock as expressly authorized in the Certificate of Incorporation, (ii) repurchases of stock from former employees, officers, directors, consultants or other persons who performed services for the Company or any subsidiary pursuant to written agreements giving the Company the right to repurchase such security in connection with the cessation of such employment or service at the lower of the original purchase price or the then-current fair market value thereof or (iv) as approved by the board of directors of the Company.

Holders of the Company’s Preferred Stock are parties to a stockholders’ agreement that contains customary provisions relating to the right of certain stockholders to delegate members to the board of directors of the Company, restrictions on transfer, rights of first refusal on equity issuance by the Company and “drag-along rights” granted to the Company.

PLUM ACQUISITION CORP. I [Member]
Stockholders’ Equity [Line Items]
STOCKHOLDERS’ EQUITY

NOTE 10 - SHAREHOLDERS’ DEFICIT

Preference Shares - The Company is authorized to issue 1,000,000 preference shares at par value of $0.0001, with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. At December 31, 2023 and 2022, there were no preference shares issued or outstanding.

Class A Ordinary Shares - The Company is authorized to issue a total of 500,000,000 Class A Ordinary Shares at par value of $0.0001 per share. At December 31, 2023 and 2022, there were 7,980,409 and no Class A Ordinary Shares outstanding excluding 3,255,593 and 31,921,634 shares of Class A Ordinary Shares subject to possible redemption, respectively.

Class B Ordinary Shares - The Company is authorized to issue a total of 50,000,000 Class B Ordinary Shares at par value of $0.0001 per share. Holders are entitled to one vote for each Class B Ordinary Share. With the underwriter’s over-allotment option expiring in May 2021 partially unexercised, the initial shareholders forfeited 644,591 to the Company for no consideration so that the initial shareholders would collectively own 20% of the Company’s issued and outstanding ordinary shares after the IPO. In connection with the vote to approve the Second Extension Amendment Proposal, the Sponsor, as the sole holder of Class B Ordinary Shares, voluntarily elected to convert all Class B Ordinary Shares to Class A Ordinary Shares on a one-for-one basis in accordance with the Memorandum and Articles of Association. As of December 31, 2023 and 2022, there were 0 and 7,980,409 shares of Class B Ordinary Shares issued and outstanding, respectively.

Holders of the Class A ordinary shares and holders of the Class B ordinary shares will vote together as a single class on all matters submitted to a vote of the Company’s shareholders, except as required by law. Unless specified in the Company’s amended and restated memorandum and articles of association, or as required by applicable provisions of the Companies Act or applicable stock exchange rules, the affirmative vote of a majority of the Company’s ordinary shares that are voted is required to approve any such matter voted on by its shareholders.

The Class B ordinary shares will automatically convert into Class A ordinary shares (which such Class A ordinary shares delivered upon conversion will not have redemption rights or be entitled to liquidating distributions from the Trust Account if the Company does not consummate an initial Business Combination) at the time of the initial Business Combination or earlier at the option of the holders thereof at a ratio such that the number of Class A ordinary shares issuable upon conversion of all Founder Shares will equal, in the aggregate, on an as-converted basis, 20% of the sum of (i) the total number of ordinary shares issued and outstanding upon completion of the IPO, plus (ii) the total number of Class A ordinary shares issued or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the Company in connection with or in relation to the consummation of the initial Business Combination, excluding any Class A ordinary shares or equity-linked securities exercisable for or convertible into Class A ordinary shares issued, deemed issued, or to be issued, to any seller in the initial Business Combination and any Private Placement Warrants issued to the Sponsor, its affiliates or any member of the Company’s management team upon conversion of Working Capital Loans. In no event will the Class B ordinary shares convert into Class A ordinary shares at a rate of less than one-to-one.